Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	375,000
Proposed Maximum Offering Price per Unit	14.47
Maximum Aggregate Offering Price	$ 5,426,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 749.37
Offering Note	(1) The selling stockholder of Biodesix, Inc. (the "Registrant") is registering 375,000 shares of common stock, par value $0.001 per share (the "Common Stock"), that may be issued pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on The NASDAQ Global Market on May 14, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).